Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Table Describes each Subsidiary Under the Company

Details of the Company and its subsidiaries (together the “Company”) are set out in the table as follows:

Name of Company	Place of incorporation	Date of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Skycorp Solar Group Limited	Cayman Islands	January 19, 2022	Parent	Investment holding company
Skycorp Digital Limited	BVI	February 16, 2022	100%	Investment holding company
GreenHash Limited	Hong Kong	March 30, 2022	100%	Investment holding company
PN Skycorp Solar Limited	USA	April 24, 2025	100%	Investment holding company
PN Solar Solutions Limited	USA	May 15, 2025	100%	Investment holding company
Ningbo eZsolar Co., Ltd. (“Ningbo WFOE”)	PRC	June 29, 2023	100%	WFOE, a holding company
Nanjing Skycorp Consulting Co., Ltd.(former name: Guangzhou Skycorp Consulting Co., Ltd）	PRC	July 14, 2020	100%	WFOE, a holding company
Ningbo Skycorp Solar Co., Ltd. (“Ningbo Skycorp”)	PRC	April 26, 2011	100%	Operating entity for HPC severs and solar PV products
Nanjing Skycorp Solar Co., Ltd	PRC	July 21, 2025	100%	Operating entity for solar PV products
Ningbo Skycorp Electric Power Development Co., Ltd	PRC	September 3, 2025	100%	Power plant investment business
Ningbo Dcloud Information Technology Co., Ltd. (“Ningbo Dcloud Information”)	PRC	July 27, 2015	100%	Operating entity engaged in the sale of HPC servers
Zhejiang Skycorp New Energy Co., Ltd. (“Zhejiang Skycorp”)	PRC	April 23, 2015	100%	Operating entity engaged in the sale of HPC servers
Zhejiang Pntech Technology Co., Ltd. (“Zhejiang Pntech”)	PRC	April 26, 2021	65%	Operating entity and engages in the manufacture and sale of solar PV products
Ningbo Pntech New Energy Co., Ltd. (“Ningbo Pntech”)	PRC	April 22, 2011	75%	Operating entity engaged in the manufacture and sale of solar PV products
Pntech (Shaoxing) New Energy Co., Ltd(“Pntech Shaoxing”)	PRC	June 27, 2024	82.15%	Not actively engaged in any business.
Ningbo Zhuoxing Logistics Co., Ltd.	PRC	April 16, 2025	60%	Freight Forwarder
Taizhou Yilu Technology Co., Ltd.	PRC	August 25, 2025	100%	Not actively engaged in any business.
Ningbo Yijiaren New Energy Co., Ltd.	PRC	April 26, 2021	65%	Technical service